Disclosure of other operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Other charges	$ 7,044	$ 4,725	$ 2,702
Legal expenses associated with proceedings in Mexico [Member]
Statement [Line Items]
Other charges	1,103	3,254	694
Office closure costs and severance payments [Member]
Statement [Line Items]
Other charges	2,120	1,171	2,008
Legal and advisory costs relating to financing initiatives [Member]
Statement [Line Items]
Other charges	647	300	0
Advisory fees associated with strategic review process [Member]
Statement [Line Items]
Other charges	2,023	0	0
Loss on disposition of Cerro del Gallo [Member]
Statement [Line Items]
Other charges	$ 1,151	$ 0	$ 0